Share Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised during period		$ 4,160	$ 4,719
Unvested share options held by employees	1,390,170
Incremental value related to modification in plan	1,416
Non-vested share recognition period	2 years 10 months 10 days	3 years 3 months 22 days
Unrecognized compensation cost related to non vested share options	25,622	29,558
Cash received from the exercise of options under the share option plans	$ 0	$ 4,745
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested share recognition period	5 years
Stock Incentive Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan	15,882,630
Stock Incentive Plan 2006 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted term	3 years
Share options granted vesting period	3 years
Stock Incentive Plan 2006 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted term	5 years
Share options granted vesting period	5 years